Cash Flows (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Supplemental Cash Flow Elements [Abstract]
Income taxes paid	$ 30,678	$ 146,480
Interest paid, excluding amounts capitalized	53,871	40,792
Assets acquired through capital lease obligations	4,644	24,578
Accrued capital expenditures	39,371	26,381
Reduction of long-term debt proceeds from original issuance discount	10,250	0
Distributions accrued on unvested equity awards	0	1,241
Accrued transaction costs for NTI merger	831	0
Transfer of capital spares from fixed assets to other assets	699	0
PP&E derecognized from sale leaseback continuing involvement release	0	1,773
Transfer of capital spares from fixed asset to inventory	$ 0	$ 1,365
Transfer of capital spares from other assets to fixed assets	161	0